Convertible Notes (Tables)	6 Months Ended
Apr. 30, 2024
Convertible Notes [Abstract]
Schedule of Convertible Notes
	April 30, 2024	October 31, 2023

Convertible notes	$1,573,735	$-

Schedule of Fair Value Determined the Binomial Option Pricing Model	The fair value of 2023 Note was determined using the Binomial Option Pricing Model. The major assumptions used in the Binomial Model are as follows:
	November 24, 2023	February 6, 2024
Risk-free interest rate	5.22%	5.05%
Expected life	0.75 year	0.55 year
Discount rate	19.72%	18.23%
Expected volatility	83.14%	76.21%
Expected dividend yield	-%	-%
Fair value	$57,000	$54,754
	January 10, 2024	April 30, 2024
Risk-free interest rate	4.49%	5.08%
Expected life	1.5 year	1.19 year
Discount rate	16.40%	19.84%
Expected volatility	87.79%	85.23%
Expected dividend yield	-%	-%
Fair value	$1,275,000	$1,573,735

Schedule of Reconciliation of the Beginning and Ending Balances	The following is a reconciliation of the beginning and ending balances for 2023 Note measured at fair value for the six months ended April 30, 2024:
April 30,
2024

Opening balance	$-
Issuance of convertible notes	57,000
Change in fair value of convertible notes	21,483
Cash repaid	(70,015)
Ordinary shares issued for convertible notes	(8,468)
Total	$-
April 30,
2024

Opening balance	$-
Issuance of convertible notes	1,275,000
Change in fair value of convertible notes	298,735
Total	$1,573,735